Intangible assets, net (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 804,653
2024	794,842
2025	683,833
2026	256,103
2027	17,330
Thereafter
Total	$ 2,556,761	$ 4,778,481